Note O - Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Text Block]
NOTE O – SUBSEQUENT EVENTS

On October 22, 2010, the Board of Directors of the Bank approved an Agreement and Plan of Reorganization and Share Exchange (the “Agreement”) whereby the Bank would become a subsidiary of Park Sterling Corporation, a company incorporated in North Carolina on October 6, 2010 for the purpose of becoming a holding company for the Bank. The Agreement provided for the statutory share exchange of all of the Bank's common stock held by stockholders for the common stock of Park Sterling Corporation, on a one-for-one basis.

The Agreement was approved by the Bank’s stockholders at a special meeting of the Bank’s stockholders held on November 23, 2010 (the “Special Stockholders’ Meeting”). The holding company reorganization was consummated on January 1, 2011. Prior to the holding company reorganization, Park Sterling Corporation conducted no operations other than obtaining regulatory approval for the holding company reorganization. As this subsequent event is considered a reorganization under common control, the consolidated financial statements, discussion of the statements and all other information presented herein for the year ending December 31, 2010 are presented for the Company as a consolidated entity.

In conjunction with the holding company reorganization, the Bank’s stockholders also approved the Park Sterling Corporation Long-Term Incentive Plan (the “Incentive Plan”) at the Special Stockholders’ Meeting, which became effective upon the effectiveness of the reorganization. The Incentive Plan provides for the issuance of various equity incentives by the Company, to certain officers, employees, directors, consultants and other service providers. No equity incentives were issued during 2010 under the Incentive Plan. On February 24, 2011, the Board approved the issuance of 554,400 restricted common stock awards to certain officers and directors as provided for under the Incentive Plan, and as contemplated in the Public Offering. The shares vest based on the attainment of designated market prices of the Company’s common stock and expire on February 24, 2021.

On March 30, 2011, the Company and Community Capital Corporation (“Community Capital”) entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which Community Capital will be merged with and into the Company, with the company as the surviving entity (the “Merger”). Pursuant to the terms of the Merger Agreement, the Company will pay $3.30 per share of Community Capital common stock, with the consideration to be in the form of approximately 40% cash and approximately 60% in shares of the Company’s common stock. The Merger Agreement has been approved by the boards of directors of both the Company and Community Capital. The Merger is subject to customary closing conditions, including regulatory approval and Community Capital shareholder approval.